Borrowings and Other Financial Liabilities - Detailed Information about Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current liabilities [abstract]
Project finance facility	$ 22,177
Lease liabilities	4,370
Current Borrowings And Other Financial Liabilities	26,547
Non-current liabilities [abstract]
Project finance facility	4,170,058	$ 4,175,240
Lease liabilities	17,212	12,057
Total Non-current borrowings and other financial liabilities	$ 4,187,270	$ 4,187,297